CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUES
Time charter revenues	$ 91,107	$ 57,465	$ 22,227
Construction contract revenues	0	0	51,868
Other revenue	0	0	474
Total revenues	91,107	57,465	74,569
OPERATING EXPENSES
Voyage expenses	0	0	(1,139)
Vessel operating expenses	(16,080)	(9,679)	(6,197)
Construction contract expenses	(315)	0	(38,570)
Administrative expenses	(9,718)	(8,733)	(12,566)
Depreciation and amortization	(10,552)	(2,653)	(1,317)
Total operating expenses	(36,665)	(21,065)	(59,789)
Equity in earnings (losses) of joint ventures	16,622	17,123	(5,330)
Operating income (loss)	71,064	53,523	9,450
FINANCIAL INCOME (EXPENSE), NET
Interest income	857	7,568	4,959
Interest expense	(25,178)	(17,770)	(9,665)
Gain (loss) on derivative instruments	1,839	949	(161)
Other items, net	(3,333)	(2,678)	(2,788)
Total financial income (expense), net	(25,815)	(11,931)	(7,655)
Income (loss) before tax	45,249	41,592	1,795
Income tax expense	(3,872)	(313)	(481)
Net income (loss)	41,377	41,279	$ 1,314
Common unit public [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)	$ 18,133	$ 17,273
Earnings per unit
Earnings Per Share (basic and diluted)	$ 1.58	$ 1.56	$ 0.5
Common unit Hoegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)	$ 3,221	$ 3,326
Earnings per unit
Earnings Per Share (basic and diluted)	$ 1.52	$ 1.57	0.5
Subordinated unit [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)	$ 20,023	$ 20,680
Earnings per unit
Earnings Per Share (basic and diluted)	$ 1.52	$ 1.57	$ 0.5